LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.85%
INVESTMENT COMPANIES–94.85%
Equity Funds–27.18%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Special Opportunities Fund	458,597	$ 10,833,428
LVIP MFS Value Fund	459,826	16,251,181
LVIP SSGA Large Cap 100 Fund	3,560,235	32,116,882
LVIP SSGA Mid-Cap Index Fund	2,572,240	21,665,982
LVIP SSGA S&P 500 Index Fund	7,637,787	128,689,078
LVIP SSGA Small-Cap Index Fund	1,461,468	32,042,678
LVIP T. Rowe Price Growth Stock Fund	1,038,987	43,451,460
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	458,625	10,680,000
		295,730,689
Fixed Income Funds–54.66%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	5,926,937	58,812,998
LVIP Delaware Bond Fund	14,034,824	194,270,031
LVIP JPMorgan High Yield Fund	3,673,859	34,008,910
LVIP PIMCO Low Duration Bond Fund	1,004,820	9,890,437
LVIP SSGA Bond Index Fund	4,193,477	49,743,025
LVIP SSGA Short-Term Bond Index Fund	990,454	10,020,425
LVIP Western Asset Core Bond Fund	23,731,022	237,927,230
		594,673,056
Global Equity Fund–1.03%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	1,523,202	11,210,766
		11,210,766
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.92%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	859,524	$ 9,966,182
		9,966,182
International Equity Funds–11.06%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	1,022,411	10,615,694
LVIP MFS International Growth Fund	1,385,835	21,613,483
LVIP Mondrian International Value Fund	1,219,730	15,083,181
LVIP SSGA Developed International 150 Fund	1,868,243	10,521,945
LVIP SSGA Emerging Markets Equity Index Fund	961,779	8,407,870
LVIP SSGA International Index Fund	7,162,558	54,105,966
		120,348,139
Total Affiliated Investments (Cost $966,994,894)		1,031,928,832
UNAFFILIATED INVESTMENT–1.60%
INVESTMENT COMPANY–1.60%
Money Market Fund–1.60%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	17,344,893	17,344,893
Total Unaffiliated Investment (Cost $17,344,893)		17,344,893

TOTAL INVESTMENTS–96.45% (Cost $984,339,787)	1,049,273,725
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.55%	38,668,082
NET ASSETS APPLICABLE TO 84,451,631 SHARES OUTSTANDING–100.00%	$1,087,941,807

✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(90)	Australian Dollar	$(5,528,700)	$(5,537,818)	6/15/20	$9,118	$—
(133)	Euro	(18,369,794)	(18,540,944)	6/15/20	171,150	—
(123)	Japanese Yen	(14,328,731)	(14,382,770)	6/15/20	54,039	—
(20)	Swedish Krona	(4,038,800)	(4,122,144)	6/15/20	83,344	—
					317,651	—
Interest Rate Contracts:
(145)	90 Day IMM NEW BPound	(11,288,250)	(11,264,365)	6/15/20	—	(23,885)
444	U.S. Treasury 5 yr Notes	55,659,563	55,440,949	6/30/20	218,614	—
					218,614	(23,885)
Equity Contracts:
(236)	E-mini MSCI Emerging Markets Index	(9,946,220)	(9,842,188)	6/19/20	—	(104,032)
(447)	E-mini Russell 2000 Index	(25,648,860)	(25,368,755)	6/19/20	—	(280,105)
(1,267)	E-mini S&P 500 Index	(162,790,495)	(160,627,752)	6/19/20	—	(2,162,743)
(291)	E-mini S&P MidCap 400 Index	(41,839,980)	(42,416,949)	6/19/20	576,969	—
(611)	Euro STOXX 50 Index	(18,511,251)	(16,353,013)	6/19/20	—	(2,158,238)
(161)	FTSE 100 Index	(11,269,768)	(10,282,006)	6/19/20	—	(987,762)
(277)	OMXS 30 Index	(4,144,129)	(3,682,767)	4/17/20	—	(461,362)
(70)	SPI 200 Index	(5,499,455)	(5,475,256)	6/18/20	—	(24,199)
(113)	Topix Index	(14,744,385)	(13,475,370)	6/11/20	—	(1,269,015)
					576,969	(7,447,456)
Total Futures Contracts					$1,113,234	$(7,471,341)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IMM–International Monetary Market
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$1,031,928,832	$—	$—	$1,031,928,832
Unaffiliated Investment Company	17,344,893	—	—	17,344,893
Total Investments	$1,049,273,725	$—	$—	$1,049,273,725
Derivatives:
Assets:
Futures Contracts	$1,113,234	$—	$—	$1,113,234
Liabilities:
Futures Contracts	$(7,471,341)	$—	$—	$(7,471,341)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Number of Shares 03/31/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.85%@
Equity Funds-27.18%@
✧✧LVIP Delaware Special Opportunities Fund	$12,525,724	$3,264,162	$690,213	$(216,480)	$(4,049,765)	$10,833,428	458,597	$—	$—
✧✧LVIP MFS Value Fund	18,915,968	2,968,538	1,476,047	(95,320)	(4,061,958)	16,251,181	459,826	—	—
✧✧LVIP SSGA Large Cap 100 Fund	38,045,987	7,806,023	2,574,312	(498,272)	(10,662,544)	32,116,882	3,560,235	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	25,115,357	5,271,831	1,813,818	(270,635)	(6,636,753)	21,665,982	2,572,240	—	—
✧✧LVIP SSGA S&P 500 Index Fund	151,416,945	19,866,081	16,222,071	98,748	(26,470,625)	128,689,078	7,637,787	—	—
✧✧LVIP SSGA Small-Cap Index Fund	37,774,276	7,737,494	2,573,240	(355,471)	(10,540,381)	32,042,678	1,461,468	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	51,546,457	5,834,314	7,762,635	1,191,023	(7,357,699)	43,451,460	1,038,987	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	12,456,704	1,877,620	1,233,023	(54,822)	(2,366,480)	10,680,000	458,625	—	—
Fixed Income Funds-54.66%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	69,523,808	2,000,846	11,809,265	(287,713)	(614,678)	58,812,998	5,926,937	—	—
✧✧LVIP Delaware Bond Fund	241,672,467	11,187,439	59,535,585	(1,257,107)	2,202,817	194,270,031	14,034,824	—	—
✧✧LVIP JPMorgan High Yield Fund	37,745,251	2,804,370	2,110,845	(256,253)	(4,173,613)	34,008,910	3,673,859	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	23,195,299	36,826	13,342,624	(90,133)	91,069	9,890,437	1,004,819	—	—
✧✧LVIP SSGA Bond Index Fund	57,447,803	1,429,881	10,985,677	340,690	1,510,328	49,743,025	4,193,477	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	9,302,730	2,597,663	1,679,776	(58,752)	(141,440)	10,020,425	990,454	—	—
✧✧LVIP Western Asset Core Bond Fund	241,330,074	22,716,552	23,652,622	(900,091)	(1,566,683)	237,927,230	23,731,022	—	—
Global Equity Fund-1.03%@
✧✧LVIP BlackRock Global Real Estate Fund	12,312,875	2,646,252	1,098,806	(77,296)	(2,572,259)	11,210,766	1,523,202	—	—
Global Fixed Income Fund-0.92%@
✧✧LVIP Global Income Fund	11,523,441	331,526	1,929,638	32,457	8,396	9,966,182	859,524	—	—
International Equity Funds-11.06%@
‡,✧✧LVIP Loomis Sayles Global Growth Fund	12,616,150	1,037,701	1,351,636	17,810	(1,704,331)	10,615,694	1,022,411	—	—
✧✧LVIP MFS International Growth Fund	25,553,415	2,160,996	1,418,150	119,597	(4,802,375)	21,613,483	1,385,835	—	—
✧✧LVIP Mondrian International Value Fund	17,558,646	3,129,103	961,178	(179,632)	(4,463,758)	15,083,181	1,219,730	—	—
✧✧LVIP SSGA Developed International 150 Fund	12,496,252	2,616,000	690,213	(167,202)	(3,732,892)	10,521,945	1,868,243	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	13,077,446	1,144,655	3,385,121	307,342	(2,736,452)	8,407,870	961,779	—	—
✧✧LVIP SSGA International Index Fund	63,316,937	8,493,174	3,471,167	(623,889)	(13,609,089)	54,105,966	7,162,558	—	—
Total	$1,196,470,012	$118,959,047	$171,767,662	$(3,281,401)	$(108,451,165)	$1,031,928,832		$—	$—

@ As a percentage of Net Assets as of March 31, 2020.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2019.
LVIP Global Conservative Allocation Managed Risk Fund–4

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Conservative Allocation Managed Risk Fund–5